                                                   OPPENHEIMER STRATEGIC INCOME FUND
                                               Supplement dated October 12, 2007, to the
                                                   Prospectus dated January 26, 2007

Effective October 31, 2007, this supplement amends the Prospectus of Oppenheimer Strategic Income Fund (the "Fund"), dated January
26, 2007, as follows:

1.  The section titled "The Fund's Investment Objective and Principal Investment Strategies - What Does the Fund Mainly Invest In?"
on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

   WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high-yield securities of U.S. and foreign companies
   (commonly called "junk bonds"). Those debt securities typically include:

o        foreign government and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans and investments in loan pools,
o        "structured" notes,
o        lower-grade, high-yield domestic and foreign corporate debt obligations,
o        "zero-coupon" or "stripped" securities.

   Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment manager, OppenheimerFunds, Inc. (the
   "Manager"), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

   The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and "structured" notes. The Fund's investments are more fully explained in "About the Fund's
   Investments," below.

2.  The section titled "Investments By 'Funds of Funds'" on page 13 of the Prospectus, in the section "About the Fund's Investments -
The Fund's Principal Investment Policies and Risks," is deleted in its entirety.

3.  The section titled "Other Investment Strategies - Participation Interests in Loans" on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

   Participation Interests in Loans and Loan Investment Pools. Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Manager expects that from time to time investments in loan investment pools may exceed 15% of the Fund's net assets.

   These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause the Fund to lose money on its investment.

October 12, 2007                                                                              PS0230.033

                                             OPPENHEIMER STRATEGIC INCOME FUND
                                         Supplement dated October 12, 2007 to the
                  Statement of Additional Information dated February 1, 2007, revised as of May 25, 2007

Effective October 31, 2007, this supplement amends the Statement of Additional Information ("SAI") of
Oppenheimer Strategic Income Fund (the "Fund"), dated February 1, 2007, revised as of May 25, 2007, and is in addition to the supplement dated September 13, 2007. The SAI is updated as follows:

1. The section titled "Other Investment Techniques and Strategies - Investments in Other Investment Companies" on page 12 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the
Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the
Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

2. The section titled "Other Investment Techniques and Strategies - Participation Interests" on pages 14-15 of the
Statement of Additional Information is deleted in its entirety and replaced with the following:

Participation Interests in Loans and Loan Investment Pools.  The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments.  A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.  The Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate.

Investments in participation interests and loan investment pools are primarily dependent upon the creditworthiness of the borrowing corporations, which are obligated to make payments of principal and interest on the underlying loans. There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of the Fund's investment might also decline, which could affect the net asset value of the Fund's shares. If the issuer of the participation interest or the loan pool fails to perform its obligations, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

3. The first paragraph and the first bullet point of the section titled "Investment Restrictions - Does the Fund Have
Additional Restrictions That Are Not "Fundamental" Policies?" on page 37 of the Fund's Statement of Additional
Information are deleted in their entirety.

October 12, 2007                                                                                 PX0230.017